As filed with the Securities and Exchange Commission on April 12, 2013

Registration No. 333-156018

811-08904

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 8	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 113	☒

NYLIAC VARIABLE ANNUITY

SEPARATE ACCOUNT-III

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Charles A. Whites, Jr., Esq. New York Life Insurance and Annuity Corporation 51 Madison Avenue New York, New York 10010 (Name and Address of Agent for Service)

Copy to:

Richard Choi, Esq. Jorden Burt LLP 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208	George S. Shively, Esq. Senior Vice President & Deputy General Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2013 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effectiveness date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in a separate account under variable annuity contracts.

Explanatory Note

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of delaying the effective date of Post-Effective Amendment No. 7 to the Registration Statement until May 1, 2013. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. Registrant intends to file another post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 on or before May 1, 2013, that will include updated financial statements, updated and revised disclosures that respond to comments received from the Commission staff, and any required exhibits.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 12th day of April, 2013.

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - III (Registrant)

By:	/s/ Dylan W. Huang
Name: Dylan W. Huang
Title: Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Dylan W. Huang
Name: Dylan W. Huang
Title: Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Christopher T. Ashe*	Director

Christopher O. Blunt*	Director

Frank M. Boccio*	Director

John T. Fleurant*	Director

Robert M. Gardner*	Director and Vice President

Steven D. Lash*	Director

Drew E. Lawton*	Director and Senior Vice President

Theodore A. Mathas*	Director, Chairman and President (Principal Executive Officer)

Angelo J. Scialabba*	Vice President and Controller (Principal Accounting Officer)

Arthur H. Seter*	Director

Michael E. Sproule*	Director and Chief Financial Officer

Joel M. Steinberg*	Director

Susan A. Thrope*	Director

By	/s/ Dylan W. Huang
Dylan W. Huang
Attorney-in-Fact
April 12, 2013

*	Pursuant to Powers of Attorney previously filed.